RESTRICTED ASSETS	12 Months Ended
Dec. 31, 2025
Disclosure of restricted assets [abstract]
RESTRICTED ASSETS	RESTRICTED ASSETS As of the date of these consolidated financial statements, the Group hasn´t got judicial deposits or assets with restricted availability.